Risk Management - Concentration Risk (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	$ 787,436	$ 716,962
U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	595,654	548,424
Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	191,782	168,538
Insurance contract liabilities
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	522,844	481,994
Insurance contract liabilities | U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	342,146	327,458
Insurance contract liabilities | Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	180,698	154,536
Investment contract liabilities
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	322,941	275,217
Investment contract liabilities | U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	305,563	260,046
Investment contract liabilities | Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	17,378	15,171
Reinsurance assets
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	58,349	40,249
Reinsurance assets | U.S. and Canada
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	(52,055)	(39,080)
Reinsurance assets | Asia and Other
Disclosure of credit risk exposure [line items]
Concentration risk of liabilities	$ (6,294)	$ (1,169)